SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

On January 8, 2025, the Group announced its plan to change the ratio of its American Depositary Shares (“ADSs”) to Class A ordinary shares from one (1) ADS representing two (2) Class A ordinary shares to a new ratio of one (1) ADS representing twenty (20) Class A ordinary shares. The ratio change took effect for ADS trading prices on Nasdaq at the opening of business on January 24, 2025.

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the consolidated financial statements.